Inventories, net - Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	€ 5,298.5	€ 4,911.2
Work-in-process	4,768.5	4,872.3
Finished products	2,135.1	2,019.5
Inventories, gross	12,202.1	11,803.0
Inventory reserves	(772.8)	(911.5)	€ (693.2)
Inventories, net	€ 11,429.3	€ 10,891.5